ACCOUNTS PAYABLE AND OTHER - Schedule of Post-Employment Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Plan assets	$ 3,029	$ 1,981
Less accrued benefit obligation:
Defined benefit pension plan	3,995	2,548
Other post-employment benefits	(173)	(148)
Net defined benefit liability, before net actuarial gain (losses)	1,139	715
Less: net actuarial gains (losses) and other	13	(10)
Accrued benefit liability related to defined benefit plan	$ (1,126)	$ (725)